FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Fair Value Disclosures [Abstract]
Cash	$ 772,522	$ 462,360	$ 39,571
Short term investments	0	0	0
Foreign currency risk rate
Increase decrease in foreign currency transaction amount	88,138	262,941
Working capital deficit	$ 10,900,774	$ 9,657,316	$ 2,392,189